Offerings - Offering: 1	Apr. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2022 Long-Term Incentive PlanCommon Stock, $0.01 par value per share
Amount Registered | shares	1,100,000
Proposed Maximum Offering Price per Unit	62.525
Maximum Aggregate Offering Price	$ 68,777,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,529.84
Offering Note	Amount to be registered consists of 1,100,000 shares of Texas Capital Bancshares, Inc. (the “Company”) common stock, $0.01 par value per share (“Common Stock”) that may be offered or sold under the Texas Capital Bancshares, Inc. 2022 Long-Term Incentive Plan, as amended and restated (the “Plan”), including additional shares that may become issuable in accordance with the adjustment and anti-dilution provisions of the Plan.
(2)Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on NASDAQ on April 14, 2025.